SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,189,925	1,237,360
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,161,195	1,161,195
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,766	64,301
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,964	11,864